UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21142

Investment Company Act File Number

Eaton Vance Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

December 31, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Municipal Bond Fund

December 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 166.3%

Security	Principal Amount (000’s omitted)	Value
Education — 17.8%
Connecticut Health and Educational Facilities Authority, (Fairfield University), 4.00%, 7/1/47	$13,880	$13,939,545
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/46	3,250	3,555,467
Houston Higher Education Finance Corp., TX, (St. John’s School), 5.25%, 9/1/33	3,985	4,368,915
Massachusetts Development Finance Agency, (Boston College), 5.00%, 7/1/42	20	22,803
Massachusetts Development Finance Agency, (Boston College), 5.00%, 7/1/42(1)	9,525	10,859,833
Massachusetts Development Finance Agency, (Boston University), (LOC: TD Bank, N.A.), 1.60%, 10/1/42(2)	1,750	1,750,000
Massachusetts Development Finance Agency, (Harvard University), 5.00%, 7/15/33(1)	3,000	3,536,850
Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/35	750	783,293
Massachusetts Development Finance Agency, (Williams College), 5.00%, 7/1/46(1)	2,000	2,262,380
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/27	5,710	7,154,573
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/30	8,325	10,544,528
Massachusetts Health and Educational Facilities Authority, (Northeastern University), 5.00%, 10/1/35	870	906,871
New Jersey Educational Facilities Authority, (Princeton University), 4.00%, 7/1/47(1)	10,000	10,552,800
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/38	65	76,285
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/38(1)	8,500	9,975,685
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40(1)	15,300	15,514,812
North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/41(1)	10,000	11,232,000
South Carolina Educational Facilities Authority for Private Nonprofit Institutions of Higher Learning, (Furman University), (SPA: Wells Fargo Bank, N.A.), 1.65%, 10/1/39(2)	12,650	12,650,000
University of California, Prerefunded to 5/15/19, 5.25%, 5/15/39	720	729,900
University of California, Prerefunded to 5/15/19, 5.25%, 5/15/39	2,460	2,493,825
University of Cincinnati, OH, 5.00%, 6/1/45(1)	6,000	6,762,480
University of Massachusetts Building Authority, 5.00%, 11/1/39(1)	14,175	15,433,456
University of Michigan, 5.00%, 4/1/40(1)	15,000	16,939,650
University of Michigan, 5.00%, 4/1/48(1)	3,500	4,033,855

		$166,079,806

Electric Utilities — 5.4%
Energy Northwest, WA, (Columbia Generating Station), 5.00%, 7/1/40	$2,320	$2,574,504
Michigan Public Power Agency, 5.00%, 1/1/43	700	731,024
Nebraska Public Power District, 5.00%, 1/1/34	5,000	5,694,350
Omaha Public Power District, NE, 5.00%, 2/1/40	225	250,394
Omaha Public Power District, NE, 5.00%, 2/1/40(1)	10,000	11,128,600
Omaha Public Power District, NE, 5.00%, 2/1/42(1)	10,000	11,394,000
Pima County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 5.25%, 10/1/40	10,000	10,446,900
Unified Government of Wyandotte County/Kansas City Board of Public Utilities, KS, 5.00%, 9/1/36	3,425	3,655,879
Utility Debt Securitization Authority, NY, 5.00%, 12/15/35	4,500	5,000,760

		$50,876,411

Security	Principal Amount (000’s omitted)	Value
Escrowed/Prerefunded — 19.8%
California Department of Water Resources, Prerefunded to 12/1/20, 5.25%, 12/1/35(1)	$9,715	$10,379,700
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), Prerefunded to 8/15/19, 5.00%, 8/15/39	11,570	11,813,086
Comstock Park Public Schools, MI, Prerefunded to 5/1/21, 5.25%, 5/1/33	60	64,554
Connecticut Health and Educational Facilities Authority, (Wesleyan University), Prerefunded to 7/1/20, 5.00%, 7/1/39(1)	14,700	15,395,016
Delaware River Port Authority of Pennsylvania and New Jersey, Prerefunded to 1/1/20, 5.00%, 1/1/35	8,275	8,531,525
Honolulu City and County, HI, Wastewater System, Prerefunded to 7/1/21, 5.25%, 7/1/36(1)	9,750	10,564,417
Houston Higher Education Finance Corp., TX, (William Marsh Rice University), Prerefunded to 5/15/20, 5.00%, 5/15/35(1)	15,000	15,640,650
Kalamazoo Hospital Finance Authority, MI, (Bronson Healthcare Group), Prerefunded to 5/15/21, 5.25%, 5/15/33	430	462,654
King County, WA, Sewer Revenue, Prerefunded to 1/1/21, 5.00%, 1/1/34(1)	4,000	4,251,280
King County, WA, Sewer Revenue, Prerefunded to 1/1/21, 5.00%, 1/1/34(1)	6,000	6,364,740
Marco Island, FL, Utility System, Prerefunded to 10/1/20, 5.00%, 10/1/34	1,445	1,524,533
Marco Island, FL, Utility System, Prerefunded to 10/1/20, 5.00%, 10/1/40	6,325	6,673,128
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), Prerefunded to 1/1/21, 6.125%, 1/1/30	1,175	1,270,986
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), Prerefunded to 5/1/19, 5.00%, 5/1/29	490	495,184
Massachusetts Health and Educational Facilities Authority, (Partners HealthCare System), Prerefunded to 7/1/19, 5.00%, 7/1/34	500	508,040
Massachusetts Health and Educational Facilities Authority, (Partners HealthCare System), Prerefunded to 7/1/19, 5.00%, 7/1/39	750	762,060
Metropolitan Transportation Authority, NY, Prerefunded to 11/15/20, 5.25%, 11/15/40	4,735	5,042,444
Metropolitan Transportation Authority, NY, Prerefunded to 11/15/21, 5.25%, 11/15/38	4,640	5,094,766
Mississippi, Prerefunded to 10/1/21, 5.00%, 10/1/30(1)	10,000	10,847,300
Mississippi, Prerefunded to 10/1/21, 5.00%, 10/1/36(1)	12,075	13,098,115
North Carolina Capital Facilities Finance Agency, (Duke University), Prerefunded to 4/1/19, 5.00%, 10/1/38(1)	13,500	13,610,430
North Carolina, Limited Obligation Bonds, Prerefunded to 5/1/21, 5.00%, 5/1/30(1)	10,000	10,726,100
Oregon, Prerefunded to 8/2/21, 5.00%, 8/1/36	1,140	1,227,974
Oregon Department of Administrative Services, Lottery Revenue, Prerefunded to 4/1/21, 5.25%, 4/1/30	6,425	6,904,369
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 6.00%, 12/1/34	720	776,124
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 6.00%, 12/1/34	760	819,242
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 6.00%, 12/1/34	3,520	3,794,384
Tarrant County Cultural Education Facilities Finance Corp., TX, (Scott & White Healthcare), Prerefunded to 8/15/20, 5.25%, 8/15/40	450	474,026
Tarrant County Cultural Education Facilities Finance Corp., TX, (Scott & White Healthcare), Prerefunded to 8/15/20, 5.25%, 8/15/40	5,655	5,956,920
University of California, Prerefunded to 5/15/19, 5.25%, 5/15/39	1,270	1,287,463
University of Colorado, (University Enterprise Revenue), Prerefunded to 6/1/21, 5.25%, 6/1/36(1)	10,000	10,807,800

		$185,169,010

General Obligations — 23.2%
Boston, MA, 5.00%, 5/1/38(1)	$2,000	$2,353,540
California, 5.00%, 10/1/33(1)	18,800	21,203,204
California, 5.00%, 8/1/46(1)	15,000	16,911,300
Chicago Park District, IL, (Harbor Facilities), 5.25%, 1/1/37(1)	8,320	8,596,474

Security	Principal Amount (000’s omitted)	Value
Comstock Park Public Schools, MI, 5.125%, 5/1/31	$205	$218,817
Comstock Park Public Schools, MI, 5.25%, 5/1/33	105	112,249
Delaware Valley Regional Finance Authority, PA, 5.75%, 7/1/32	3,000	3,814,050
District of Columbia, 5.00%, 6/1/43(1)	12,000	13,774,560
Humble Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/43(1)	20,000	22,570,000
Jackson Public Schools, MI, 5.00%, 5/1/48(1)	2,150	2,404,667
Klein Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/36(1)	2,000	2,113,940
Massachusetts, 5.00%, 9/1/38(1)	10,000	11,620,700
Morgan Hill Unified School District, CA, (Election of 2012), 4.00%, 8/1/47(1)	10,000	10,382,600
New York, NY, 5.00%, 10/1/32	10,000	10,902,900
Ocean City, NJ, 1.00%, 11/15/28	2,295	1,955,409
Oregon, 5.00%, 8/1/35(1)	6,750	7,233,300
Oregon, 5.00%, 8/1/36	860	919,116
Plymouth, MA, 5.00%, 5/1/31	225	239,477
Plymouth, MA, 5.00%, 5/1/32	205	217,950
Port of Houston Authority of Harris County, TX, 5.00%, 10/1/35	7,500	7,851,975
Tacoma School District No. 10, WA, 5.00%, 12/1/39(1)	10,000	11,253,000
Trenton Public Schools, MI, 5.00%, 5/1/42(1)	2,150	2,428,403
Walled Lake Consolidated School District, MI, 5.00%, 5/1/34	635	705,529
Washington, 4.00%, 7/1/28(1)	10,000	10,553,900
Washington, 5.00%, 2/1/35(1)	18,250	20,320,645
Washington, 5.00%, 2/1/38(1)	10,000	11,561,600
Wayland, MA, 5.00%, 2/1/33	340	360,295
Wayland, MA, 5.00%, 2/1/36	510	539,692
Will County, IL, 5.00%, 11/15/45(1)	12,100	13,377,639
Winchester, MA, 5.00%, 4/15/36	160	170,213

		$216,667,144

Hospital — 10.5%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/27	$1,000	$1,067,940
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	1,770	1,891,033
Grand Traverse Hospital Finance Authority, MI, (Munson Healthcare Obligated Group), 5.375%, 7/1/35	750	811,103
Hawaii Department of Budget and Finance, (Hawaii Pacific Health), 5.50%, 7/1/38	2,790	3,094,863
Kent Hospital Finance Authority, MI, (Spectrum Health System), 5.00%, 1/15/31	750	798,555
Massachusetts Development Finance Agency, (Partners HealthCare System), 5.00%, 7/1/41(1)	10,000	11,064,600
Massachusetts Development Finance Agency, (Partners HealthCare System), 5.00%, 7/1/47(1)	2,375	2,614,637
Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.00%, 12/1/37	775	780,898
Massachusetts Health and Educational Facilities Authority, (Southcoast Health System), 5.00%, 7/1/29	1,000	1,015,480
Michigan Finance Authority, (Oakwood Obligated Group), 5.00%, 11/1/32	500	544,580
Michigan Finance Authority, (Trinity Health Credit Group), 5.00%, 12/1/42(1)	7,300	8,167,386
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.25%, 7/1/35	4,385	4,867,043
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.00%, 1/1/32	10,950	11,807,385
Royal Oak Hospital Finance Authority, MI, (William Beaumont Hospital), 5.00%, 9/1/39	1,000	1,081,010
Tampa, FL, (BayCare Health System), 5.00%, 11/15/46(1)	12,000	13,282,680
Tarrant County Cultural Education Facilities Finance Corp., TX, (Baylor Scott & White Health), 5.00%, 11/15/45(1)	10,000	11,027,700
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 4.00%, 12/1/42	2,000	2,037,220

Security	Principal Amount (000’s omitted)	Value
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/33	$1,600	$1,819,152
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 5.375%, 6/1/38	7,605	8,309,679
Wisconsin Health and Educational Facilities Authority, (Ascension Health Alliance Senior Credit Group), 5.00%, 11/15/41(1)	11,500	12,254,055

		$98,336,999

Housing — 0.4%
Seattle Housing Authority, WA, 3.50%, 12/1/38	$2,245	$2,175,922
Seattle Housing Authority, WA, 3.625%, 12/1/43	1,000	965,690
Tennessee Housing Development Agency, 3.90%, 7/1/42	990	992,841

		$4,134,453

Industrial Development Revenue — 0.5%
Maricopa County Pollution Control Corp., AZ, (El Paso Electric Co.), 4.50%, 8/1/42	$4,245	$4,346,286

		$4,346,286

Insured – Bond Bank — 0.1%
Puerto Rico Municipal Finance Agency, (AGM), 5.00%, 8/1/27	$700	$721,602

		$721,602

Insured – Education — 2.5%
Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/39	$700	$910,000
Massachusetts Development Finance Agency, (Boston University), (XLCA), 6.00%, 5/15/59	1,105	1,362,089
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32	15,900	20,171,694
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(1)	750	951,495

		$23,395,278

Insured – Electric Utilities — 0.8%
Louisiana Energy and Power Authority, (AGM), 5.25%, 6/1/38	$4,905	$5,402,416
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/23	1,095	1,142,096
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	610	639,140

		$7,183,652

Insured – Escrowed/Prerefunded — 5.7%
American Municipal Power-Ohio, Inc., OH, (Prairie State Energy Campus), (AGC), Prerefunded to 2/15/19, 5.75%, 2/15/39	$5,000	$5,024,000
Iowa Finance Authority, Health Facilities, (Iowa Health System), (AGC), Prerefunded to 8/15/19, 5.625%, 8/15/37	2,625	2,686,582
Kane, Cook and DuPage Counties School District No. 46, IL, (AMBAC), Escrowed to Maturity, 0.00%, 1/1/22	13,145	12,344,207
Massachusetts College Building Authority, (NPFG), Escrowed to Maturity, 0.00%, 5/1/26	1,600	1,327,904
Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), Prerefunded to 11/15/19, 5.00%, 11/15/25	220	226,061
Michigan Hospital Finance Authority, (St. John Health System), (AMBAC), Escrowed to Maturity, 5.00%, 5/15/28	1,135	1,213,440
Michigan House of Representatives, (AMBAC), Escrowed to Maturity, 0.00%, 8/15/23	2,615	2,357,292
Paducah Electric Plant Board, KY, (AGC), Prerefunded to 4/1/19, 5.25%, 10/1/35	2,735	2,758,630
Palm Beach County Solid Waste Authority, FL, (BHAC), Prerefunded to 10/1/19, 5.00%, 10/1/24	1,985	2,032,898

Security	Principal Amount (000’s omitted)	Value
Palm Beach County Solid Waste Authority, FL, (BHAC), Prerefunded to 10/1/19, 5.00%, 10/1/26	$1,575	$1,613,005
Palm Springs Unified School District, CA, (AGC), Prerefunded to 8/1/19, 5.00%, 8/1/32	8,955	9,134,010
Revere, MA, (AGC), Prerefunded to 4/1/19, 5.00%, 4/1/39	1,000	1,008,150
Texas Transportation Commission, (Central Texas Turnpike System), (AMBAC), Escrowed to Maturity, 0.00%, 8/15/20	5,570	5,397,943
Washington Health Care Facilities Authority, (MultiCare Health System), (AGC), Prerefunded to 8/15/19, 6.00%, 8/15/39	5,795	5,942,367

		$53,066,489

Insured – General Obligations — 6.3%
Bay City Brownfield Redevelopment Authority, (BAM), 5.375%, 10/1/38	$500	$553,060
Chicago Park District, IL, (Limited Tax Park), (BAM), 5.00%, 1/1/39	35	37,353
Chicago Park District, IL, (Limited Tax Park), (BAM), 5.00%, 1/1/39(1)	13,600	14,514,464
Cincinnati City School District, OH, (AGM), (FGIC), 5.25%, 12/1/30	3,750	4,753,425
Clark County, NV, (AMBAC), 2.50%, 11/1/36	11,845	10,370,061
Frisco Independent School District, TX, (PSF Guaranteed), (AGM), 2.75%, 8/15/39	9,530	8,294,721
Kane, Cook and DuPage Counties School District No. 46, IL, (AMBAC), 0.00%, 1/1/22	16,605	15,391,673
Livonia Public Schools, MI, (AGM), 5.00%, 5/1/43	750	824,490
Massachusetts, (AMBAC), 5.50%, 8/1/30	1,900	2,425,920
Okemos Public Schools, MI, (NPFG), 0.00%, 5/1/19	1,330	1,320,903
Westland Tax Increment Finance Authority, MI, (BAM), 5.25%, 4/1/34	500	546,795

		$59,032,865

Insured – Hospital — 1.4%
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	$13,115	$13,348,840

		$13,348,840

Insured – Industrial Development Revenue — 1.0%
Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc.), (BHAC), 5.00%, 10/1/39(1)	$9,000	$9,188,100

		$9,188,100

Insured – Other Revenue — 1.7%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$16,795	$8,688,557
New York City Industrial Development Agency, NY, (Yankee Stadium), (AGC), 7.00%, 3/1/49	6,750	6,815,813

		$15,504,370

Insured – Special Tax Revenue — 5.5%
Alabama Public School and College Authority, (AGM), 2.50%, 12/1/27	$15,975	$15,785,696
Houston, TX, Hotel Occupancy Tax, (AMBAC), 0.00%, 9/1/24	18,035	15,511,904
Massachusetts, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/29	750	946,380
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, (0.00% until 10/1/19), 10/1/39	15,000	19,349,250

		$51,593,230

Insured – Student Loan — 0.4%
Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$3,270	$3,313,033

		$3,313,033

Insured – Transportation — 8.0%
Chicago, IL, (O’Hare International Airport), (AGM), 5.00%, 1/1/28	$2,500	$2,744,175
Chicago, IL, (O’Hare International Airport), (AGM), 5.00%, 1/1/29	1,000	1,094,870
Chicago, IL, (O’Hare International Airport), (AGM), 5.125%, 1/1/30	1,800	1,977,120

Security	Principal Amount (000’s omitted)	Value
Chicago, IL, (O’Hare International Airport), (AGM), 5.125%, 1/1/31	$1,570	$1,721,364
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/32	1,015	1,113,993
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/33	1,150	1,259,883
Clark County, NV, (Las Vegas-McCarran International Airport), (AGM), 5.25%, 7/1/39	8,080	8,296,059
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/21	10,200	9,559,950
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/39	25,000	9,614,750
Metropolitan Washington Airports Authority, D.C., (BHAC), 5.00%, 10/1/29	1,785	1,825,519
Port Palm Beach District, FL, (XLCA), 0.00%, 9/1/24	1,605	1,290,484
Port Palm Beach District, FL, (XLCA), 0.00%, 9/1/25	1,950	1,498,809
Port Palm Beach District, FL, (XLCA), 0.00%, 9/1/26	1,000	733,320
San Joaquin Hills Transportation Corridor Agency, CA, (Toll Road Bonds), (NPFG), 0.00%, 1/15/25	26,215	21,696,845
Texas Transportation Commission, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/20	10,275	9,925,855

		$74,352,996

Insured – Water and Sewer — 4.9%
Chicago, IL, Wastewater Transmission Revenue, (NPFG), 0.00%, 1/1/23	$13,670	$12,189,676
DeKalb County, GA, Water and Sewerage Revenue, (AGM), 5.25%, 10/1/32(1)	10,000	11,878,500
Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/32	5,540	7,114,911
Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/38	1,070	1,392,766
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/31	1,500	1,662,945
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/32	2,615	2,892,059
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/33	2,240	2,471,347
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/35	2,730	3,010,507
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/37	2,240	2,461,805
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	355	365,657

		$45,440,173

Lease Revenue/Certificates of Participation — 2.5%
Hudson Yards Infrastructure Corp., NY, 5.75%, 2/15/47	$755	$809,466
Hudson Yards Infrastructure Corp., NY, Prerefunded to 2/15/21, 5.75%, 2/15/47	1,225	1,326,626
Michigan State Building Authority, 5.00%, 10/15/51(1)	2,200	2,423,036
North Carolina, Limited Obligation Bonds, 5.00%, 5/1/26	10	11,454
North Carolina, Limited Obligation Bonds, 5.00%, 5/1/26(1)	16,000	18,326,880

		$22,897,462

Other Revenue — 1.6%
New York City Transitional Finance Authority, NY, (Building Aid), 5.00%, 7/15/36(1)	$10,750	$11,451,975
Oregon Department of Administrative Services, Lottery Revenue, 5.25%, 4/1/30	1,275	1,364,008
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	1,700	1,835,609

		$14,651,592

Senior Living/Life Care — 0.1%
Delaware Economic Development Authority, (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/48	$1,250	$1,348,912

		$1,348,912

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 19.6%
Central Puget Sound Regional Transit Authority, WA, Sales and Use Tax Revenue, Green Bonds, 5.00%, 11/1/30(1)	$12,575	$14,528,023
Central Puget Sound Regional Transit Authority, WA, Sales and Use Tax Revenue, Green Bonds, 5.00%, 11/1/41(1)	10,000	11,326,000
Connecticut, Special Tax Obligation, (Transportation Infrastructure), 5.00%, 1/1/31(1)	20,000	21,534,200
Denver City and County, CO, Dedicated Tax Revenue, 5.00%, 8/1/41(1)	10,000	11,259,800
Massachusetts School Building Authority, Dedicated Sales Tax Revenue, 5.00%, 8/15/37(1)	20,200	22,736,716
Massachusetts School Building Authority, Dedicated Sales Tax Revenue, 5.00%, 11/15/46(1)	1,500	1,693,080
Massachusetts, (Rail Enhancement and Accelerated Bridge Programs), 5.00%, 6/1/47(1)	2,000	2,262,000
Metropolitan Transportation Authority, NY, Dedicated Tax Revenue, Green Bonds, 5.00%, 11/15/47	5,450	6,188,421
New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 8/1/37(1)	10,000	10,445,200
New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 5/1/42	2,725	2,801,900
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 2/1/37(1)	20,000	21,441,200
New York Convention Center Development Corp., Hotel Occupancy Tax, 5.00%, 11/15/45(1)	13,000	14,457,170
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 6/15/31	10,000	11,013,800
New York Dormitory Authority, Sales Tax Revenue, 4.00%, 3/15/46(1)	14,000	14,353,920
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/34	3,285	3,618,657
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/35	12,040	13,232,562

		$182,892,649

Transportation — 14.4%
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/36	$6,000	$6,648,240
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/38	2,105	2,318,594
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/38	1,500	1,701,915
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30	3,205	3,583,254
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	4,950	5,517,567
Illinois Toll Highway Authority, 5.00%, 1/1/37(1)	10,000	11,113,400
Illinois Toll Highway Authority, 5.00%, 1/1/41(1)	10,425	11,534,845
Kansas Department of Transportation, 5.00%, 9/1/35(1)	10,000	11,406,300
Los Angeles Department of Airports, CA, (Los Angeles International Airport), 5.25%, 5/15/28	3,285	3,441,366
Massachusetts Department of Transportation, (Metropolitan Highway System), 5.00%, 1/1/32	1,000	1,028,190
Massachusetts Department of Transportation, (Metropolitan Highway System), 5.00%, 1/1/37	500	513,795
Massachusetts Port Authority, 5.00%, 7/1/34	435	452,744
Metropolitan Transportation Authority, NY, 5.25%, 11/15/32	4,380	4,897,234
Metropolitan Transportation Authority, NY, Green Bonds, 4.00%, 11/15/38	1,595	1,623,662
Miami-Dade County, FL, (Miami International Airport), 5.00%, 10/1/41	10,825	11,244,144
Miami-Dade County, FL, Aviation Revenue, 5.00%, 10/1/37	4,615	5,090,807
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.00%, 12/15/24	10,000	11,065,000
New Jersey Turnpike Authority, 4.00%, 1/1/43	3,500	3,587,780
Orlando-Orange County Expressway Authority, FL, Prerefunded to 7/1/20, 5.00%, 7/1/35	2,305	2,410,477
Orlando-Orange County Expressway Authority, FL, Prerefunded to 7/1/20, 5.00%, 7/1/35	610	638,377
Orlando-Orange County Expressway Authority, FL, Prerefunded to 7/1/20, 5.00%, 7/1/40	1,010	1,056,218
Orlando-Orange County Expressway Authority, FL, Prerefunded to 7/1/20, 5.00%, 7/1/40	1,580	1,653,502
Port Authority of New York and New Jersey, 4.00%, 9/1/43(1)	10,000	10,348,400
Port Authority of New York and New Jersey, 5.00%, 12/1/34(1)	14,360	16,093,826
Port Authority of New York and New Jersey, 5.00%, 7/15/39	5,000	5,209,150

		$134,178,787

Security	Principal Amount (000’s omitted)	Value
Water and Sewer — 12.2%
Charleston, SC, Waterworks and Sewer Revenue, 5.00%, 1/1/45(1)	$25,000	$27,928,000
Dallas, TX, Waterworks and Sewer System Revenue, 5.00%, 10/1/41(1)	15,000	16,915,200
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	1,070	1,147,479
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	1,965	2,109,958
Detroit, MI, Water Supply System, 5.25%, 7/1/41	2,910	3,096,531
Grand Rapids, MI, Sanitary Sewer System Revenue, 5.00%, 1/1/43(1)	2,500	2,838,850
Massachusetts Water Resources Authority, Green Bonds, 5.00%, 8/1/40(1)	2,000	2,254,840
Metropolitan St. Louis Sewer District, MO, 5.00%, 5/1/35(1)	8,750	9,951,287
Metropolitan St. Louis Sewer District, MO, 5.00%, 5/1/36(1)	7,925	8,973,478
New York City Municipal Water Finance Authority, NY, 5.00%, 6/15/31	10,000	10,960,100
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), (SPA: State Street Bank and Trust Co.), 1.68%, 6/15/49(2)	4,500	4,500,000
Port Huron, Water Supply System, MI, 5.25%, 10/1/31	250	268,805
Portland, OR, Water System, 5.00%, 5/1/36	5,385	5,736,533
Texas Water Development Board, 5.00%, 10/15/40(1)	15,500	17,470,360

		$114,151,421

Total Tax-Exempt Investments — 166.3% (identified cost $1,480,923,462)		$1,551,871,560

Other Assets, Less Liabilities — (66.3)%		$(618,716,182)

Net Assets — 100.0%		$933,155,378

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At December 31, 2018, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of total investments, is as follows:

New York	14.4%
Texas	10.5%
Others, representing less than 10% individually	75.1%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2018, 22.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.3% to 6.2% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at December 31, 2018.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Depreciation
Interest Rate Futures
U.S. Long Treasury Bond	229	Short	3/20/19	$(33,434,000)	$(1,570,024)

					$(1,570,024)

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BAM	-	Build America Mutual Assurance Co.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

LOC	-	Letter of Credit

NPFG	-	National Public Finance Guarantee Corp.

PSF	-	Permanent School Fund

SPA	-	Standby Bond Purchase Agreement

XLCA	-	XL Capital Assurance, Inc.

At December 31, 2018, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2018, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $1,570,024.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$1,551,871,560	$—	$1,551,871,560
Total Investments	$—	$1,551,871,560	$—	$1,551,871,560

Liability Description
Futures Contracts	$(1,570,024)	$—	$—	$(1,570,024)
Total	$(1,570,024)	$—	$—	$(1,570,024)

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Reorganizations

As of the close of business on December 14, 2018, the Fund acquired the net assets of Eaton Vance Massachusetts Municipal Bond Fund (Massachusetts Fund) and Eaton Vance Michigan Municipal Bond Fund (Michigan Fund) pursuant to Agreements and Plans of Reorganization approved by the respective shareholders of Massachusetts Fund and Michigan Fund. The investment portfolios of Massachusetts Fund and Michigan Fund, with a fair value of $38,996,775 and $34,639,956, respectively, and identified cost of $37,519,639 and $33,730,348, respectively, were the principal assets acquired by the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the identified cost of the investments received from Massachusetts Fund and Michigan Fund were carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The aggregate net assets of the Fund immediately before the acquisition were $877,422,524. The net assets of Massachusetts Fund and Michigan Fund at that date of $25,238,430 and $21,836,875, respectively, were combined with those of the Fund, resulting in combined net assets of $924,497,829.

Subsequent Events

On December 20, 2018, the shareholders of Eaton Vance Ohio Municipal Bond Fund (Ohio Fund), Eaton Vance New Jersey Municipal Bond Fund (New Jersey Fund) and Eaton Vance Pennsylvania Municipal Bond Fund (Pennsylvania Fund) approved Agreements and Plans of Reorganization providing for the reorganization of the Ohio Fund, New Jersey Fund and Pennsylvania Fund into the Fund. The transactions were completed as of the close of business on January 18, 2019.

The Special Meeting of Shareholders held on December 20, 2018 relating to the reorganization of Eaton Vance Municipal Bond Fund II into the Fund was adjourned until January 24, 2019. At the January 24, 2019 reconvened meeting, the meeting was further adjourned until February 8, 2019, at which time the meeting was adjourned to February 28, 2019.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipal Bond Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 25, 2019

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 25, 2019